Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Components of income tax (expense) / credit
	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Current taxes (expense )
Hong Kong profits tax and the PRC EIT	-	(33)	(45)
Income tax expense	-	(33)	(45)

Deferred tax (expenses)
Hong Kong and the PRC	(27)	(39)	-
Total deferred tax (expenses)	(27)	(39)	-

Total (expense)	(27)	(72)	(45)

Reconciling items from income tax
	Year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Income before income taxes	194	519	1,695
Computed tax using respective companies’ statutory tax rates	(37)	(100)	78
Change in valuation allowances	(1)	62	(79)
Non-taxable income	72	-	-
Non-deductible expenses	(42)	(34)	(44)
Tax effect on tax losses not recognized	16	-	-
Tax effect on temporary difference	(35)	-	-
Income tax (expense) at effective tax rate	(27)	(72)	(45)

Components of deferred tax assets
	December 31,
	2025	2024
	US$’000	US$’000

Tax losses	36	313

Less: Valuation allowances	-	(251)
Net deferred tax assets	36	62

ZHEJIANG TIANLAN [Member]
Components of income tax (expense) / credit
	Year ended December 31,
	2025	2024	2023
	RMB’000	RMB’000	RMB’000

Current tax expense / (credit)
PRC EIT	813	3,275	7,340

Income tax expense / (credit)	813	3,275	7,340

Deferred tax expense / (credit)	74	(2,910)	8,729

Total deferred tax expense / (credit)	74	(2,910)	8,729

Total expense / (credit)	887	365	16,069

Reconciling items from income tax
	Year ended December 31,
	2025	2024	2023
	RMB’000	RMB’000	RMB’000

Income before income tax	10,082	14,831	86,606
Computed tax using respective companies’ statutory tax rates	1,737	2,152	12,991
(Over)-provision for income tax in prior years	754	(5)	(591)
Temporary differences	376	1,090	2,931
Tax effect of expenses not deductible for tax purposes	621	699	4,472
Tax effect of special deduction for research and development costs	(3,371)	(4,081)	(3,734)
Others	770	510	-
Income taxes expense /(credit) at effective tax rate	887	365	(16,069)

Components of deferred tax assets
	December 31,
	2025	2024
	RMB’000	RMB’000

Allowance for doubtful accounts	5,755	5,058
Deferred government grant	1,393	631
Impairment losses on assets	1,557	1,771
Change in fair value	(254)	(37)
Accrued liabilities	137	-
Unused tax loss	187	-
Investment loss	-	1,425

Total deferred tax assets	8,775	8,848